3. INVENTORIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 31,311	$ 13,125	$ 23,034
Work-in-process	2,077	0	0
Finished goods	156,584	3,684	562
Inventory, net	$ 189,972	$ 16,809	$ 23,596